ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

May 24, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747), Post-Effective Amendment No. 66

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the Trust, an open-end management company.

This filing is made pursuant to Rule 485(a) to add, the Seven Canyons Strategic Income Fund, with one share class and the Seven Canyons World Innovators Fund, with two share classes, as registered series of the Trust. Please note that the Trust is filing, concurrently with the submission of this Post-Effective Amendment No. 66, an acceleration request letter with respect to the effectiveness of this filing, signed by the Trust and the Funds’ distributor.

The SEC Staff is requested to address any comments on this filing to Peter H. Schwartz, Esq. at Davis Graham & Stubbs LLP. He can be reached at 303.892.7381.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes
Secretary of the Trust

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